Acquisitions	12 Months Ended
Mar. 31, 2026
Asset Acquisition [Abstract]
ACQUISITIONS

NOTE 10 – ACQUISITIONS

TLS Acquisition

On July 20, 2022, the Company entered into an agreement with All Seas Global Limited to acquire 100% equity interests in TLS. The 100% of the equity interests in TLS were transferred to the Company on July 20, 2022, and cash consideration was paid in full and the transaction was closed on July 27, 2022. As the TLS and the Company were controlled by the same ultimate controlling shareholder before this acquisition, the transaction was accounted for as an acquisition of a business between entities under common control, and therefore, the related acquired assets and liabilities were transferred at TLS’s historical carrying value. The Company recognized $3.6 million of consideration in excess of the book value of net liabilities acquired, with $2.84 million recorded in capital reserve and $0.74 million recorded in retained earnings at the acquisition date.

The carrying amounts of the assets and liabilities of TLS as of the transaction date were as follows:

July 20, 2022

Assets	$7,293,021
Liabilities	8,030,370
Net liabilities	$(737,349)

Consideration in excess of net liabilities acquired	$3,579,522

Total purchase consideration	$2,842,173

Reiwatakiya Acquisition

On October 26, 2022, the board of directors of TLS approved the acquisition of Reiwatakiya from All Seas Global Limited, which held 60% of the equity interests in Reiwatakiya. The 60% of the equity interests in Reiwatakiya were transferred to the TLS on October 26, 2022 with no consideration. As the TLS and Reiwatakiya were controlled by the same ultimate controlling shareholder before this acquisition, the transaction was accounted for as an acquisition of a business between entities under common control, and therefore, the related acquired assets and liabilities were transferred at Reiwatakiya’s historical carrying value. On January 4, 2023, TLS acquired the remaining 40% of the equity interests in Reiwatakiya from a third-party shareholder with no consideration and Reiwatakiya became the wholly owned subsidiary of TLS. The Company recognized $2,502 of consideration in excess of the book value of net liabilities acquired, which is reflected in retained earnings at the acquisition date.

The carrying amounts of the assets and liabilities of Reiwatakiya as of the transaction date were as follows:

October 26, 2022

Assets	$32,838
Liabilities	37,008
Net liabilities	$(4,170)
Non-controlling interests	1,668

Consideration in excess of net liabilities acquired	$2,502

Total purchase consideration	$-